VESSELS (Details) (USD $)	12 Months Ended			1 Months Ended			3 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Apr. 30, 2013	Mar. 31, 2013	Apr. 30, 2014	Oct. 30, 2014 vessel	Sep. 30, 2014 company	May 31, 2014 vessel	Oct. 31, 2014 vessel	Sep. 30, 2014 vessel	Sep. 30, 2014 vessel	Apr. 24, 2014	Apr. 23, 2014	Sep. 15, 2014
Vessels and equipment [Roll Forward]
Cost, beginning of period	$ 305,581,000	$ 305,581,000	$ 657,890,000							$ 305,581,000
Accumulated depreciation beginning balance	(42,834,000)	(31,755,000)	(221,617,000)							(31,755,000)
Net book value, beginning balance	262,747,000	273,826,000	436,273,000							273,826,000
Transfer to vessel held for sale, long lived			(74,455,000)					(74,455,000)
Impairment loss on vessels	0	(5,342,000)	(41,597,000)
Depreciation	(19,561,000)	(11,079,000)	(20,485,000)
Purchase of vessels	24,085,000
Value of share consideration paid in connection with purchase of vessel	38,874,000
Transfer from newbuildings	546,520,000
Transfer of depreciation to vessel held for sale			52,932,000					52,932,000
Disposals of vessels			(236,257,000)
Disposals depreciation			157,415,000
Balance, end of period	915,060,000	305,581,000	305,581,000					305,581,000
Accumulated depreciation ending balance	(62,395,000)	(42,834,000)	(31,755,000)					(31,755,000)
Net book value, ending balance	852,665,000	262,747,000	273,826,000					273,826,000
Net (gain) loss on sale of assets	0	(254,000)	13,088,000
Impairment loss on vessels	0	5,342,000	41,597,000
Cash paid to acquire SPCs	24,085,000	0	0
VLCC Hampstead [Member]
Vessels and equipment [Roll Forward]
Proceeds from failed sale					2,400,000
Proceeds from sale of vessels		200,000		22,200,000
Net (gain) loss on sale of assets		(200,000)		12,700,000
VLCC Titan Venus [Member]
Vessels and equipment [Roll Forward]
Impairment loss on vessels							(14,700,000)
Proceeds from sale of vessels						19,800,000
Impairment loss on vessels							14,700,000
VLCC Kensington [Member]
Vessels and equipment [Roll Forward]
Impairment loss on vessels							(13,500,000)
Proceeds from sale of vessels								22,500,000
Net (gain) loss on sale of assets								400,000
Impairment loss on vessels							13,500,000
VLCC Mayfair [Member]
Vessels and equipment [Roll Forward]
Impairment loss on vessels							(13,400,000)			(5,300,000)
Proceeds from sale of vessels									16,900,000
Impairment loss on vessels							13,400,000			5,300,000
Discontinued Operations - VLCC [Member]
Vessels and equipment [Roll Forward]
Depreciation	0	0	(9,400,000)
Capesize Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels in fleet	13	4
Karpasia [Member]
Vessels and equipment [Roll Forward]
Value of share consideration paid in connection with purchase of vessel											38,900,000
Cash paid to acquire SPCs											24,000,000
Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Value of share consideration paid in connection with purchase of vessel											$ 194,400,000		$ 356,800,000
Number of Capesize Newbuildings Delivered											3	2		2	3	2	3
Number of Capesize Newbuildings Acquired											5
Number of SPCs expected to acquire											25
Number of SPCs acquired											5		13
Common Stock [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration											15,500,000
Common Stock [Member] | Karpasia [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration											3,100,000.0		31,000,000					3,100,000.0
Share price (in USD per share)											$ 12.54								$ 12.54
Common Stock [Member] | Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration											15,500,000.0		31,000,000
Share price (in USD per share)											$ 12.54		$ 11.51			11.51	11.51			$ 11.51